BORROWINGS (Long-Term Borrowings) (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)
Debt Instrument [Line Items]
Long-term bank borrowings	$ 170,124,695
Huaxia Bank [Member]
Debt Instrument [Line Items]
Initiation date of credit facility	Sep. 28, 2011	Sep. 28, 2011
Term of facility	4 years	4 years
Maximum borrowing amount of credit facility	$ 61,600,000		¥ 400
Amount drawn down	58,500,000	¥ 380
Amount repaid	55,400,000	360
Amount of collateral	8,100,000
Amount available for future draw down	3,100,000		¥ 20
Huaxia Bank [Member] | Facility One [Member]
Debt Instrument [Line Items]
Amount drawn down	$ 20,000,000	130
Fixed interest rate	6.65%		6.65%
Huaxia Bank [Member] | Facility Two [Member]
Debt Instrument [Line Items]
Amount drawn down	$ 38,500,000	¥ 250
Fixed interest rate	6.90%		6.90%
Bank of China [Member]
Debt Instrument [Line Items]
Initiation date of credit facility	Sep. 30, 2011	Sep. 30, 2011
Term of facility	6 years	6 years
Maximum borrowing amount of credit facility	$ 115,500,000		¥ 750
Interest rate spread over rate issued by People's Bank of China	5.00%	5.00%
Amount drawn down	$ 115,500,000	¥ 750
Amount repaid	$ 44,600,000	¥ 290
Fixed interest rate	5.41%		5.41%
Amount of collateral					$ 73,900,000
Chongqing Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Initiation date of credit facility	Jun. 25, 2015	Jun. 25, 2015
Term of facility	6 years	6 years
Maximum borrowing amount of credit facility	$ 96,200,000		¥ 625
Interest rate spread over rate issued by People's Bank of China	20.00%	20.00%
Amount drawn down	$ 96,200,000	¥ 625
Fixed interest rate	5.80%		5.80%
Bank Facilities [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.70%		5.70%	6.90%
Long-term bank borrowings	$ 170,124,695			$ 146,697,029
Bank Facilities [Member] | China Construction Bank [Member]
Debt Instrument [Line Items]
Long-term bank borrowings				6,444,680
Bank Facilities [Member] | Huaxia Bank [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	$ 3,079,180			25,778,720
Bank Facilities [Member] | Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	70,821,140			101,503,710
Bank Facilities [Member] | Chongqing Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	$ 96,224,375			$ 12,969,919